Schedule of Investments (unaudited) July 31, 2019	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.9%
Boeing Co. (The)	301,285	$102,792,416
BWX Technologies Inc.	33,071	1,782,858
General Dynamics Corp.	157,542	29,293,360
HEICO Corp.	1,055	144,271
HEICO Corp., Class A	3,071	323,653
Huntington Ingalls Industries Inc.	16,375	3,738,413
L3Harris Technologies Inc.	41,354	8,585,090
Lockheed Martin Corp.	151,643	54,920,545
Northrop Grumman Corp.	71,278	24,631,538
Raytheon Co.	145,671	26,554,367
United Technologies Corp.	465,010	62,125,336

		314,891,847

Air Freight & Logistics — 1.3%
CH Robinson Worldwide Inc.	80,506	6,740,767
Expeditors International of Washington Inc.	55,898	4,267,812
FedEx Corp.	93,541	15,951,547
United Parcel Service Inc., Class B	644,385	76,984,676

		103,944,802

Airlines — 0.4%
Alaska Air Group Inc.	68,409	4,334,394
Delta Air Lines Inc.	377,246	23,027,096
Southwest Airlines Co.	151,465	7,804,992

		35,166,482

Auto Components — 0.2%
Autoliv Inc.	78,443	5,659,662
BorgWarner Inc.	84,096	3,178,829
Gentex Corp.	121,104	3,320,672
Goodyear Tire & Rubber Co. (The)	241,652	3,317,882
Lear Corp.	33,385	4,232,550

		19,709,595

Automobiles — 0.1%
Harley-Davidson Inc.	167,430	5,990,645
Thor Industries Inc.	36,446	2,172,182

		8,162,827

Banks — 11.1%
Associated Banc-Corp.	128,650	2,787,845
Atlantic Union Bankshares Corp.	47,565	1,808,897
BancFirst Corp.	9,129	532,586
BancorpSouth Bank.	52,664	1,574,127
Bank of America Corp.	4,668,065	143,216,234
Bank OZK	88,105	2,694,251
Banner Corp.	21,364	1,266,031
BB&T Corp.	604,601	31,155,090
BOK Financial Corp.	20,334	1,701,549
Cathay General Bancorp.	66,253	2,465,937
Citizens Financial Group Inc.	409,850	15,271,011
Columbia Banking System Inc.	53,334	2,011,225
Comerica Inc.	147,120	10,769,184
Commerce Bancshares Inc.	42,081	2,559,787
Community Bank System Inc.	28,290	1,866,857
Cullen/Frost Bankers Inc.	46,544	4,418,887
CVB Financial Corp.	83,753	1,843,404
First Busey Corp.	34,635	936,184
First Financial Bankshares Inc.	46,615	1,526,641
First Horizon National Corp.	293,886	4,819,730
First Interstate BancSystem Inc., Class A	28,852	1,154,946
First Merchants Corp.	39,451	1,554,764

Security	Shares	Value

Banks (continued)
First Midwest Bancorp. Inc.	55,000	$1,189,650
First Republic Bank/CA	31,368	3,116,724
Glacier Bancorp. Inc.	51,718	2,167,501
Home BancShares Inc./AR	104,485	2,055,220
Hope Bancorp Inc.	122,305	1,803,999
Huntington Bancshares Inc./OH	1,056,532	15,055,581
Independent Bank Corp.	20,167	1,568,186
Independent Bank Group Inc.	16,794	954,067
Investors Bancorp. Inc.	234,581	2,664,840
JPMorgan Chase & Co.	2,037,706	236,373,896
KeyCorp.	974,261	17,897,175
LegacyTexas Financial Group Inc.	28,184	1,204,584
NBT Bancorp. Inc.	27,811	1,076,286
PNC Financial Services Group Inc. (The)	310,724	44,402,460
Prosperity Bancshares Inc.	38,806	2,692,748
Regions Financial Corp.	967,237	15,408,085
S&T Bancorp. Inc.	20,171	767,910
ServisFirst Bancshares Inc.	21,983	748,741
Simmons First National Corp., Class A	59,530	1,532,897
South State Corp.	19,786	1,584,265
SunTrust Banks Inc.	336,902	22,437,673
TCF Financial Corp., New	60,701	2,551,870
TowneBank/Portsmouth VA	37,469	1,054,378
U.S. Bancorp.	1,023,151	58,473,080
UMB Financial Corp.	20,625	1,407,863
United Community Banks Inc./GA	8,469	243,060
Webster Financial Corp.	77,787	3,967,137
Wells Fargo & Co.	3,972,723	192,319,520
WesBanco Inc.	46,336	1,694,971
Westamerica Bancorp.	17,030	1,091,623
Wintrust Financial Corp.	19,293	1,380,221
Zions Bancorp. N.A	122,265	5,510,484

		884,331,862

Beverages — 3.5%
Brown-Forman Corp., Class A	17,731	946,126
Brown-Forman Corp., Class B, NVS	46,349	2,540,389
Coca-Cola Co. (The)	2,886,057	151,893,180
PepsiCo Inc.	947,574	121,109,433

		276,489,128

Biotechnology — 2.8%
AbbVie Inc.	1,945,197	129,589,024
Amgen Inc.	497,592	92,840,715

		222,429,739

Building Products — 0.6%
AAON Inc.	7,365	374,142
Advanced Drainage Systems Inc.	12,584	414,391
Allegion PLC	23,611	2,444,683
AO Smith Corp.	67,096	3,049,513
Fortune Brands Home & Security Inc.	57,632	3,166,302
Johnson Controls International PLC.	582,529	24,722,531
Lennox International Inc.	7,922	2,031,835
Masco Corp.	89,955	3,667,465
Owens Corning	47,709	2,767,122
Simpson Manufacturing Co. Inc.	13,873	856,797
Universal Forest Products Inc.	17,510	707,929

		44,202,710

Capital Markets — 3.9%
Ameriprise Financial Inc.	84,573	12,306,217
Bank of New York Mellon Corp. (The)	540,884	25,378,277

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
BlackRock Inc.(a)	86,785	$40,587,609
CME Group Inc.	130,909	25,451,328
Cohen & Steers Inc.	16,602	869,447
Eaton Vance Corp., NVS	96,460	4,292,470
Evercore Inc., Class A	25,983	2,244,152
FactSet Research Systems Inc.	8,972	2,487,936
Franklin Resources Inc.	223,240	7,284,321
Goldman Sachs Group Inc. (The)	148,349	32,656,065
Intercontinental Exchange Inc.	176,845	15,537,602
MarketAxess Holdings Inc.	5,633	1,898,546
Moody’s Corp.	42,087	9,020,928
Morgan Stanley	885,704	39,466,970
MSCI Inc.	20,161	4,581,386
Nasdaq Inc.	51,669	4,979,341
Northern Trust Corp.	143,930	14,105,140
Raymond James Financial Inc.	50,090	4,040,760
S&P Global Inc.	61,156	14,980,162
SEI Investments Co.	38,206	2,276,696
State Street Corp.	314,685	18,280,052
T Rowe Price Group Inc.	164,025	18,598,795
TD Ameritrade Holding Corp.	153,195	7,828,264

		309,152,464

Chemicals — 1.9%
Air Products & Chemicals Inc.	112,366	25,649,787
Albemarle Corp.	52,063	3,798,516
Ashland Global Holdings Inc.	20,955	1,665,503
Balchem Corp.	4,279	439,197
Cabot Corp.	43,371	1,939,551
Celanese Corp.	73,699	8,266,817
Eastman Chemical Co.	115,315	8,688,985
Ecolab Inc.	56,638	11,425,584
HB Fuller Co.	17,893	855,464
Innospec Inc.	7,552	705,206
International Flavors & Fragrances Inc.	47,136	6,787,113
Linde PLC	231,598	44,300,065
NewMarket Corp.	3,651	1,539,298
PolyOne Corp.	50,055	1,640,302
PPG Industries Inc.	93,632	10,991,461
Quaker Chemical Corp.	2,329	436,431
RPM International Inc.	73,502	4,985,641
Scotts Miracle-Gro Co. (The)	22,815	2,559,387
Sensient Technologies Corp.	19,788	1,348,948
Sherwin-Williams Co. (The)	18,865	9,678,500
Stepan Co.	5,196	515,183
Valvoline Inc.	102,381	2,067,072
Westlake Chemical Corp.	13,956	943,007

		151,227,018

Commercial Services & Supplies — 0.6%
ABM Industries Inc.	28,930	1,217,664
Brady Corp., Class A, NVS	21,648	1,119,851
Cintas Corp.	17,851	4,649,115
Healthcare Services Group Inc.	44,792	1,070,977
Herman Miller Inc.	31,004	1,405,721
HNI Corp.	35,873	1,228,292
IAA Inc.(b)	74,196	3,468,663
KAR Auction Services Inc.	74,106	1,981,594
Matthews International Corp., Class A	17,928	612,241
Mobile Mini Inc.	37,902	1,287,152
MSA Safety Inc.	13,821	1,456,042

Security	Shares	Value

Commercial Services & Supplies (continued)
Republic Services Inc.	90,037	$7,981,780
Rollins Inc.	39,634	1,328,928
Tetra Tech Inc.	10,860	860,112
Waste Management Inc.	169,910	19,879,470

		49,547,602

Communications Equipment — 2.0%
Cisco Systems Inc.	2,668,853	147,854,456
Motorola Solutions Inc.	56,050	9,302,058

		157,156,514

Construction & Engineering — 0.0%
Comfort Systems USA Inc.	7,398	310,716

Construction Materials — 0.1%
Vulcan Materials Co.	30,185	4,176,095

Consumer Finance — 0.5%
American Express Co.	214,400	26,664,928
Discover Financial Services	164,070	14,723,642

		41,388,570

Containers & Packaging — 0.4%
Amcor PLC(b)	250,791	2,658,385
AptarGroup Inc.	17,979	2,175,818
Avery Dennison Corp.	37,740	4,335,194
Packaging Corp. of America	75,496	7,622,831
Silgan Holdings Inc.	28,643	861,009
Sonoco Products Co.	63,125	3,789,394
Westrock Co.	309,445	11,155,492

		32,598,123

Distributors — 0.2%
Core-Mark Holding Co. Inc.	12,808	479,403
Genuine Parts Co.	104,949	10,192,647
Pool Corp.	11,335	2,146,509

		12,818,559

Diversified Consumer Services — 0.0%
Service Corp. International/U.S.	69,447	3,204,285

Diversified Telecommunication Services — 2.7%
Verizon Communications Inc.	3,858,348	213,250,894

Electric Utilities — 2.2%
ALLETE Inc.	35,368	3,075,248
Alliant Energy Corp.	165,254	8,186,683
American Electric Power Co. Inc.	358,464	31,476,724
El Paso Electric Co.	21,690	1,437,179
Evergy Inc.	193,745	11,719,635
Eversource Energy	214,332	16,259,226
IDACORP Inc.	29,528	3,013,628
MGE Energy Inc.	16,323	1,210,351
NextEra Energy Inc.	283,018	58,632,839
OGE Energy Corp.	161,878	6,952,660
Otter Tail Corp.	26,529	1,416,118
Pinnacle West Capital Corp.	82,870	7,559,401
PNM Resources Inc.	45,487	2,259,339
Portland General Electric Co.	56,855	3,118,497
Xcel Energy Inc.	339,584	20,242,602

		176,560,130

Electrical Equipment — 1.0%
Eaton Corp. PLC	370,520	30,453,039
Emerson Electric Co.	465,251	30,185,485
Hubbell Inc.	36,212	4,703,215

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
nVent Electric PLC	114,313	$2,833,819
Regal Beloit Corp.	14,184	1,129,330
Rockwell Automation Inc.	70,925	11,403,321

		80,708,209

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	69,464	6,482,381
AVX Corp.	34,289	522,221
CDW Corp./DE	40,631	4,800,959
Corning Inc.	489,699	15,058,244
Dolby Laboratories Inc., Class A	19,291	1,313,717
FLIR Systems Inc.	43,339	2,152,215
Littelfuse Inc.	5,918	999,905
National Instruments Corp.	67,703	2,827,277
SYNNEX Corp.	16,062	1,582,750
TE Connectivity Ltd.	164,101	15,162,932

		50,902,601

Entertainment — 1.1%
Activision Blizzard Inc.	151,522	7,385,182
Walt Disney Co. (The)	548,203	78,398,511

		85,783,693

Food & Staples Retailing — 2.1%
Casey’s General Stores Inc.	7,047	1,140,980
Costco Wholesale Corp.	107,903	29,741,304
Kroger Co. (The)	438,232	9,272,989
Sysco Corp.	244,121	16,739,377
Walgreens Boots Alliance Inc.	655,797	35,734,379
Walmart Inc.	671,396	74,108,690

		166,737,719

Food Products — 1.6%
Archer-Daniels-Midland Co.	467,318	19,197,423
Bunge Ltd.	119,489	6,981,742
Calavo Growers Inc.	4,374	386,837
Hershey Co. (The)	70,262	10,661,556
Hormel Foods Corp.	133,181	5,459,089
Ingredion Inc.	49,613	3,834,589
J&J Snack Foods Corp.	4,659	865,829
JM Smucker Co. (The)	75,482	8,392,844
Kellogg Co.	241,843	14,080,099
Lancaster Colony Corp.	8,036	1,252,169
McCormick & Co. Inc./MD, NVS	42,981	6,814,208
Mondelez International Inc., Class A	667,279	35,692,754
Tyson Foods Inc., Class A	130,858	10,403,211

		124,022,350

Gas Utilities — 0.3%
Atmos Energy Corp.	56,899	6,204,267
National Fuel Gas Co.	66,447	3,172,180
New Jersey Resources Corp.	51,165	2,551,598
South Jersey Industries Inc.	79,204	2,696,896
Southwest Gas Holdings Inc.	32,657	2,903,534
Spire Inc.	34,293	2,826,086
UGI Corp.	82,497	4,214,772

		24,569,333

Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	664,126	57,845,375
Baxter International Inc.	112,306	9,430,335
Becton Dickinson and Co.	84,881	21,457,917
Cantel Medical Corp.	3,136	289,390
Danaher Corp.	74,418	10,455,729

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Dentsply Sirona Inc.	34,750	$1,892,138
Hill-Rom Holdings Inc.	13,191	1,406,688
Medtronic PLC	665,797	67,871,346
ResMed Inc.	42,865	5,516,725
Steris PLC	19,974	2,973,330
Stryker Corp.	78,880	16,547,446
West Pharmaceutical Services Inc.	8,790	1,206,603

		196,893,022

Health Care Providers & Services — 1.9%
AmerisourceBergen Corp.	70,764	6,167,082
Anthem Inc.	70,959	20,905,231
Cardinal Health Inc.	310,260	14,188,190
Chemed Corp.	1,376	557,817
Encompass Health Corp.	43,035	2,747,354
Ensign Group Inc. (The)	4,410	265,747
Humana Inc.	26,519	7,869,513
McKesson Corp.	53,986	7,501,355
Patterson Companies Inc.	94,960	1,880,208
Quest Diagnostics Inc.	69,211	7,065,059
UnitedHealth Group Inc.	342,021	85,166,649

		154,314,205

Hotels, Restaurants & Leisure — 2.6%
Aramark	75,008	2,714,540
Brinker International Inc.	34,550	1,376,817
Cheesecake Factory Inc. (The)	29,310	1,262,675
Cracker Barrel Old Country Store Inc.	17,601	3,057,470
Darden Restaurants Inc.	75,986	9,236,858
Domino’s Pizza Inc.	9,121	2,230,358
Dunkin’ Brands Group Inc.	37,975	3,044,076
Marriott International Inc./MD, Class A	98,581	13,708,674
Marriott Vacations Worldwide Corp.	17,834	1,823,170
McDonald’s Corp.	419,506	88,398,304
Papa John’s International Inc.	9,885	439,092
Royal Caribbean Cruises Ltd.	93,467	10,873,951
Starbucks Corp.	522,214	49,448,444
Texas Roadhouse Inc.	35,954	1,985,739
Wendy’s Co. (The)	90,789	1,651,452
Wyndham Destinations Inc.	95,705	4,503,877
Wyndham Hotels & Resorts Inc.	48,597	2,748,160
Yum! Brands Inc.	114,293	12,860,248

		211,363,905

Household Durables — 0.2%
DR Horton Inc.	109,515	5,030,024
Leggett & Platt Inc.	127,255	5,086,382
Whirlpool Corp.	56,717	8,251,189

		18,367,595

Household Products — 3.5%
Church & Dwight Co. Inc.	70,465	5,315,879
Clorox Co. (The)	75,768	12,319,877
Colgate-Palmolive Co.	491,586	35,266,380
Kimberly-Clark Corp.	251,727	34,146,767
Procter & Gamble Co. (The)	1,647,374	194,456,027
WD-40 Co.	5,030	913,247

		282,418,177

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	521,508	8,756,119
Ormat Technologies Inc.	9,137	598,931

		9,355,050

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates — 1.9%
3M Co.	475,036	$82,998,290
Carlisle Companies Inc.	16,067	2,317,022
Honeywell International Inc.	334,869	57,751,508
Roper Technologies Inc.	12,662	4,604,536

		147,671,356

Insurance — 3.8%
Aflac Inc.	360,277	18,964,981
Allstate Corp. (The)	159,588	17,139,751
American Equity Investment Life Holding Co.	22,202	572,812
American Financial Group Inc./OH	26,133	2,675,497
Aon PLC	53,949	10,209,848
Argo Group International Holdings Ltd.	13,864	948,852
Arthur J Gallagher & Co.	87,254	7,890,379
Assurant Inc.	34,368	3,895,956
Assured Guaranty Ltd.	43,821	1,914,539
Axis Capital Holdings Ltd.	53,932	3,433,850
Brown & Brown Inc.	54,658	1,963,862
Chubb Ltd.	218,087	33,332,417
Cincinnati Financial Corp.	79,672	8,551,196
CNO Financial Group Inc.	98,259	1,661,560
Erie Indemnity Co., Class A, NVS	7,169	1,597,038
Everest Re Group Ltd.	21,971	5,418,927
FBL Financial Group Inc., Class A	7,321	459,027
Fidelity National Financial Inc.	209,007	8,962,220
First American Financial Corp.	85,849	4,963,789
Hanover Insurance Group Inc. (The)	19,458	2,523,897
Hartford Financial Services Group Inc. (The)	190,825	10,997,245
Horace Mann Educators Corp.	18,631	809,331
Lincoln National Corp.	116,098	7,585,843
Marsh & McLennan Companies Inc.	207,260	20,477,288
MetLife Inc.	842,807	41,651,522
Old Republic International Corp.	242,622	5,534,208
Primerica Inc.	11,777	1,444,920
Prudential Financial Inc.	401,219	40,647,497
Reinsurance Group of America Inc.	23,765	3,705,439
RenaissanceRe Holdings Ltd.	8,054	1,458,982
RLI Corp.	10,198	919,146
Selective Insurance Group Inc.	14,669	1,103,109
Torchmark Corp.	19,533	1,783,754
Travelers Companies Inc. (The)	131,032	19,211,912
Unum Group.	163,840	5,234,688
WR Berkley Corp.	22,217	1,541,638

		301,186,920

Internet & Direct Marketing Retail — 0.0%
Expedia Group Inc.	29,257	3,883,574

IT Services — 2.3%
Accenture PLC, Class A	244,233	47,034,391
Automatic Data Processing Inc.	201,927	33,624,884
Booz Allen Hamilton Holding Corp.	47,724	3,281,025
Broadridge Financial Solutions Inc.	41,299	5,249,929
Fidelity National Information Services Inc.	90,365	12,041,136
Jack Henry & Associates Inc.	21,512	3,005,227
Mastercard Inc., Class A	109,270	29,750,943
Sabre Corp.	171,745	4,037,725
Visa Inc., Class A	246,671	43,907,438

		181,932,698

Leisure Products — 0.2%
Brunswick Corp./DE	40,091	1,970,874

Security	Shares	Value

Leisure Products (continued)
Hasbro Inc.	71,297	$8,638,344
Polaris Industries Inc.	38,608	3,655,019

		14,264,237

Machinery — 2.3%
AGCO Corp.	13,951	1,074,227
Altra Industrial Motion Corp.	31,240	897,525
Barnes Group Inc.	13,401	697,388
Caterpillar Inc.	377,114	49,654,600
Cummins Inc.	97,890	16,053,960
Donaldson Co. Inc.	47,289	2,362,086
Dover Corp.	69,704	6,750,832
Franklin Electric Co. Inc.	11,820	553,885
Graco Inc.	51,219	2,462,610
Greenbrier Companies Inc. (The)	27,457	793,782
Hillenbrand Inc.	32,622	1,099,035
IDEX Corp.	22,902	3,852,574
Illinois Tool Works Inc.	194,466	29,992,491
Ingersoll-Rand PLC	100,111	12,379,726
ITT Inc.	19,981	1,247,214
Lincoln Electric Holdings Inc.	36,731	3,104,504
Nordson Corp.	12,978	1,838,464
Oshkosh Corp.	23,245	1,942,585
PACCAR Inc.	153,632	10,775,749
Pentair PLC	77,588	3,011,190
Snap-on Inc.	31,601	4,822,629
Stanley Black & Decker Inc.	68,559	10,118,623
Terex Corp.	23,481	714,996
Timken Co. (The)	38,450	1,757,550
Toro Co. (The)	34,437	2,507,702
Trinity Industries Inc.	109,673	2,149,591
Wabtec Corp.	27,012	2,098,292
Watts Water Technologies Inc., Class A	7,234	671,532
Xylem Inc./NY	51,995	4,174,679

		179,560,021

Media — 1.6%
Comcast Corp., Class A	2,215,770	95,654,791
Interpublic Group of Companies Inc. (The)	399,855	9,164,677
John Wiley & Sons Inc., Class A	30,503	1,388,192
Meredith Corp.	42,883	2,352,561
Nexstar Media Group Inc., Class A	20,340	2,070,002
Omnicom Group Inc.	176,187	14,133,721
Sinclair Broadcast Group Inc., Class A	24,798	1,246,099

		126,010,043

Metals & Mining — 0.3%
Kaiser Aluminum Corp.	10,085	970,883
Nucor Corp.	230,913	12,557,049
Reliance Steel & Aluminum Co.	40,073	4,005,296
Royal Gold Inc.	18,338	2,098,784
Steel Dynamics Inc.	204,439	6,441,873
Worthington Industries Inc.	24,444	983,138

		27,057,023

Multi-Utilities — 1.9%
Avista Corp.	55,715	2,564,562
Black Hills Corp.	34,855	2,758,773
CenterPoint Energy Inc.	480,737	13,946,180
CMS Energy Corp.	180,909	10,532,522
Consolidated Edison Inc.	262,819	22,329,102
DTE Energy Co.	128,698	16,358,803
MDU Resources Group Inc.	149,869	4,007,497

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
NiSource Inc.	252,470	$7,495,834
NorthWestern Corp.	38,515	2,692,969
Public Service Enterprise Group Inc.	382,980	21,887,307
Sempra Energy	189,511	25,665,475
WEC Energy Group Inc.	215,887	18,449,703

		148,688,727

Multiline Retail — 0.6%
Big Lots Inc.	40,163	1,028,173
Dillard’s Inc., Class A	3,761	273,725
Kohl’s Corp.	222,767	11,998,231
Target Corp.	366,913	31,701,283

		45,001,412

Oil, Gas & Consumable Fuels — 4.4%
Chevron Corp.	1,821,652	224,263,578
Marathon Petroleum Corp.	736,036	41,505,070
Phillips 66	439,183	45,042,608
Valero Energy Corp.	475,843	40,565,616

		351,376,872

Paper & Forest Products — 0.0%
Domtar Corp.	60,100	2,551,245

Personal Products — 0.1%
Estee Lauder Companies Inc. (The), Class A	51,191	9,428,870
Inter Parfums Inc.	6,855	474,914
Nu Skin Enterprises Inc., Class A	38,916	1,555,862

		11,459,646

Pharmaceuticals — 7.3%
Bristol-Myers Squibb Co.	1,360,891	60,437,169
Johnson & Johnson	1,565,048	203,800,551
Merck & Co. Inc.	1,642,254	136,290,659
Perrigo Co. PLC	58,389	3,153,590
Pfizer Inc.	4,492,453	174,486,875
Zoetis Inc.	68,206	7,836,187

		586,005,031

Professional Services — 0.1%
Exponent Inc.	13,489	928,043
Insperity Inc.	8,988	955,874
ManpowerGroup Inc.	35,152	3,211,135
Robert Half International Inc.	64,349	3,887,323

		8,982,375

Real Estate Management & Development — 0.1%
Jones Lang LaSalle Inc.	14,249	2,075,937
Kennedy-Wilson Holdings Inc.	126,196	2,715,738

		4,791,675

Road & Rail — 1.1%
CSX Corp.	229,936	16,187,494
JB Hunt Transport Services Inc.	24,644	2,522,806
Kansas City Southern	29,636	3,667,159
Landstar System Inc.	6,711	746,733
Ryder System Inc.	49,470	2,634,772
Union Pacific Corp.	359,720	64,731,614

		90,490,578

Semiconductors & Semiconductor Equipment — 3.7%
Analog Devices Inc.	184,961	21,725,519
Broadcom Inc.	363,350	105,367,866
KLA Corp.	108,756	14,825,618
Lam Research Corp.	90,252	18,827,470
Maxim Integrated Products Inc.	212,739	12,592,021

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Microchip Technology Inc.	99,886	$9,431,236
MKS Instruments Inc.	14,127	1,202,632
NVIDIA Corp.	64,168	10,826,425
Power Integrations Inc.	7,427	676,377
Skyworks Solutions Inc.	87,959	7,501,144
Texas Instruments Inc.	634,187	79,279,717
Xilinx Inc.	83,835	9,574,795

		291,830,820

Software — 4.0%
Intuit Inc.	45,731	12,681,663
j2 Global Inc.	24,033	2,141,100
Microsoft Corp.	1,765,133	240,534,674
Oracle Corp.	1,104,389	62,177,101

		317,534,538

Specialty Retail — 3.5%
Best Buy Co. Inc.	175,591	13,437,979
Children’s Place Inc. (The)	9,547	932,455
Dick’s Sporting Goods Inc.	57,170	2,125,009
Foot Locker Inc.	98,269	4,034,925
Home Depot Inc. (The)	747,685	159,772,808
Lithia Motors Inc., Class A	5,466	720,856
Lowe’s Companies Inc.	386,654	39,206,716
Monro Inc.	8,196	690,185
Penske Automotive Group Inc.	30,715	1,411,969
Ross Stores Inc.	92,966	9,857,185
Signet Jewelers Ltd.	99,280	1,800,939
Tiffany & Co.	63,076	5,924,098
TJX Companies Inc. (The)	529,138	28,869,769
Tractor Supply Co.	38,226	4,159,371
Williams-Sonoma Inc.	63,585	4,239,848

		277,184,112

Technology Hardware, Storage & Peripherals — 3.3%
Apple Inc.	1,190,954	253,720,840
NetApp Inc.	155,289	9,082,854
Xerox Corp.	138,498	4,445,786

		267,249,480

Textiles, Apparel & Luxury Goods — 0.7%
Carter’s Inc.	23,026	2,141,878
Columbia Sportswear Co.	7,023	744,297
Hanesbrands Inc.	326,065	5,246,386
NIKE Inc., Class B	324,987	27,958,632
Oxford Industries Inc.	8,800	644,072
VF Corp.	188,715	16,491,804

		53,227,069

Thrifts & Mortgage Finance — 0.1%
Northwest Bancshares Inc.	99,277	1,702,601
Provident Financial Services Inc.	57,056	1,379,614
Washington Federal Inc.	47,300	1,730,234
WSFS Financial Corp.	16,211	686,860

		5,499,309

Trading Companies & Distributors — 0.3%
Air Lease Corp.	34,957	1,460,853
Applied Industrial Technologies Inc.	20,438	1,243,448
Fastenal Co.	368,667	11,354,944
GATX Corp.	21,772	1,673,396
MSC Industrial Direct Co. Inc., Class A	38,103	2,707,218
WW Grainger Inc.	22,874	6,657,020

		25,096,879

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Water Utilities — 0.2%
American States Water Co.	13,778	$1,067,382
American Water Works Co. Inc.	74,631	8,566,146
Aqua America Inc.	108,427	4,548,513
California Water Service Group	19,101	1,019,802

		15,201,843

Wireless Telecommunication Services — 0.0%
Shenandoah Telecommunications Co.	7,518	295,909
Telephone & Data Systems Inc.	50,310	1,627,025

		1,922,934

Total Common Stocks — 99.7% (Cost: $7,070,660,167)		7,951,816,238

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(a)(c)	18,089,000	18,089,000

Total Short-Term Investments — 0.2% (Cost: $18,089,000)		18,089,000

Total Investments in Securities — 99.9% (Cost: $7,088,749,167)		7,969,905,238

Other Assets, Less Liabilities — 0.1%		11,125,111

Net Assets — 100.0%		$7,981,030,349

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Shares Purchased		Shares Sold	Shares Held at 07/31/19	Value at 07/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	10,714,798	7,374,202	(a)	—	18,089,000	$18,089,000	$82,394	$—	$—
BlackRock Inc.	75,336	13,775		(2,326)	86,785	40,587,609	265,640	133,438	(1,288,891)

						$58,676,609	$348,034	$133,438	$(1,288,891)

(a)	Net of purchases and sales.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts S&P 500 E-Mini	188	09/20/19	$28,034	$331,995

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core Dividend Growth ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$7,951,816,238	$—	$—	$7,951,816,238
Money Market Funds	18,089,000	—	—	18,089,000

	$7,969,905,238	$—	$—	$7,969,905,238

Derivative financial instruments(a)
Assets
Futures Contracts	$331,995	$—	$—	$331,995

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares